VIEs (Tables)	12 Months Ended
Dec. 31, 2023
VIES [Abstract]
Financial information of consolidated VIEs
The following financial information of the Sohu Group’s consolidated VIEs (including subsidiaries of these VIEs) is included in the accompanying consolidated financial statements (in thousands):

	As of December 31,
	2022	2023
ASSETS:
Cash and cash equivalents	$21,732	$6,665
Restricted cash	1,838	1,412
Short-term investments	4,604	18,743
Accounts receivable, net	38,622	32,953
Prepaid and other current assets	13,934	5,514
Intra-Group receivables due from subsidiaries	594,099	502,353

Total current assets	674,829	567,640

Fixed assets, net	352	203
Other non-current assets	53,450	48,538

Total assets	$728,631	$616,381

LIABILITIES:
Accounts payable	$10,909	$7,916
Accrued liabilities	37,946	28,525
Receipts in advance and deferred revenue	40,948	43,958
Other current liabilities	22,514	19,484
Intra-Group payables due to subsidiaries	402,546	283,083

Total current liabilities	514,863	382,966

Long-term tax liabilities	13,242	13,021
Deferred tax liabilities	549	0
Other non-current liabilities	1,436	1,445

Total liabilities	$530,090	$397,432

	Year Ended December 31,
	2021	2022	2023
Revenues:
Third-party revenues	$664,823	$591,480	$477,202
Intra-Group revenues	21,488	27,914	13,283

Total revenues	686,311	619,394	490,485
Cost of revenues:
Third-party cost of revenues	81,725	96,603	55,227
Intra-Group cost of revenues	136,221	104,883	86,435

Total cost of revenues	217,946	201,486	141,662
Operating expenses:
Third-party operating expenses	72,126	72,911	44,059
Intra-Group operating expenses	366,762	329,226	282,812

Total operating expenses	438,888	402,137	326,871
Net income from continuing operations	35,805	2,691	23,879
Net loss from discontinued operations	(47,924)	0	0

	Year ended December 31,
	2021	2022	2023
Cash flows from operating activities:
Net cash provided by transactions with third parties	$541,172	$448,936	$409,762
Net cash used in transactions with intra-Group entities	(505,553)	(445,660)	(382,593)

Net cash provided by continuing operating activities	35,619	3,276	27,169
Net cash used in discontinued operating activities	(1,789)	0	0

Net cash provided by operating activities	33,830	3,276	27,169

Cash flows from investing activities:
Net cash used in transactions with third parties	(23,887)	(5,421)	(14,922)
Net cash provided by/(used in) transactions with intra-Group entities	(140,671)	72,497	73,894
Net cash provided by/(used in) continuing investing activities	(164,558)	67,076	58,972

Net cash provided by discontinued investing activities	12,116	0	0

Net cash provided by/(used in) investing activities	(152,442)	67,076	58,972

Cash flows from financing activities:
Net cash provided by/(used in) transactions with intra-Group entities	111,888	(79,209)	(101,611)

Net cash provided by/(used in) continuing financing activities	111,888	(79,209)	(101,611)
Net cash used in discontinued financing activities	(9,131)	0	0

Net cash provided by/(used in) financing activities	102,757	(79,209)	(101,611)